UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/06

Check here if Amendment  |_|; Amendment Number:
              This Amendment (Check only one.):  |_|  is a restatement.
                                                 |_|  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Paul Manners & Associates, Inc.
Address: 3414 Peachtree N.E. Suite 1250
         Atlanta, GA 30326

Form 13F File Number: 028-11316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David Craig
Title: Vice President
Phone: 479 452 0996

Signature, Place, and Date of Signing:

      /s/ David Craig             Ft. Smith, AR                 May 3, 2006
   ---------------------       ---------------------       ---------------------
        [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name


28-_________________     _______________________________

[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:          161

Form 13F Information Table Value Total:  $    91,664
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number     Name


______    28-_________________     _______________________________

[Repeat as necessary.]

PAUL MANNERS & ASSOCIATES
FORM 13F
MANNERS
31-Dec-05

                                                                                                                 Voting Authority
                                                                                                             -----------------------
                                                              Value    Shares/  Sh/  Put/  Invstmt   Other
Name of Issuer                   Title of class    CUSIP     (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers  Sole   Shared   None
------------------------------   --------------  ---------   --------  -------  ---  ----  -------  -------- ------  ------  -------
3M CO                            COMMON STOCKS   88579y101    1,229     16,232  SH         Sole               13,067           3,165
                                                                119      1,565  SH         Defined               865             700
ABBOTT LABS                      COMMON STOCKS   002824100      634     14,917  SH         Sole               12,907           2,010
                                                                 25        600  SH         Defined               600
AGL RESOURCES                    COMMON STOCKS   001204106    1,794     49,766  SH         Sole               39,666          10,100
                                                                195      5,400  SH         Defined             3,400           2,000
ALTRIA GROUP INC                 COMMON STOCKS   02209S103      124      1,754  SH         Sole                1,754
                                                                193      2,722  SH         Defined             2,722
AMERICAN EXPRESS COMPANY         COMMON STOCKS   025816109      293      5,580  SH         Sole                5,580
                                                                 16        300  SH         Defined               300
AMERICAN INTL GROUP              COMMON STOCKS   026874107    2,053     31,065  SH         Sole               26,950           4,115
                                                                453      6,847  SH         Defined             4,437           2,410
AMGEN INC.                       COMMON STOCKS   031162100    1,177     16,175  SH         Sole               13,675           2,500
                                                                102      1,400  SH         Defined               700             700
AMSOUTH BANCORP                  COMMON STOCKS   032165102    1,866     68,982  SH         Sole               50,430          18,552
                                                                 68      2,500  SH         Defined             1,500           1,000
AON CORP                         COMMON STOCKS   037389103      990     23,833  SH         Sole               16,700           7,133
                                                                 21        500  SH         Defined               500
APPLIED MATERIALS                COMMON STOCKS   038222105      154      8,790  SH         Sole                6,590           2,200
                                                                 18      1,000  SH         Defined                             1,000
AT&T Inc New                     COM             00206r102      477     17,648  SH         Sole               15,662   186     1,800
                                                                  4        139  SH         Defined               139
Alltel Corp Com                  COM             020039103      134      2,070  SH         Sole                1,870             200
                                                                168      2,600  SH         Defined             2,300             300
Arkansas Best Corp Del Com       COM             040790107      332      8,491  SH         Sole                8,491
                                                                  4        100  SH         Defined               100
AUTOMATIC DATA PROCESSING        COMMON STOCKS   053015103      851     18,633  SH         Sole               14,733           3,900
Allegheny Technologies           COMMON STOCKS   01741R102      349      5,700  SH         Sole                5,700
BANK OF AMERICA                  COMMON STOCKS   060505104    7,421    162,960  SH         Sole              109,676          53,284
                                                                374      8,203  SH         Defined             5,067           3,136
BELLSOUTH                        COMMON STOCKS   079860102    1,057     30,493  SH         Sole               24,341           6,152
                                                                288      8,307  SH         Defined             5,439           2,868
BIOMET                           COMMON STOCKS   090613100      832     23,423  SH         Sole               17,173           6,250
                                                                 32        900  SH         Defined               400             500
BP PLC-SPONS ADR                 COMMON STOCKS   055622104      137      1,983  SH         Sole                1,083             900
                                                                219      3,174  SH         Defined             1,058           2,116
BURLINGTON RESOURCES             COMMON STOCKS   122014103    1,287     14,001  SH         Sole               11,301           2,700
Bancorpsouth Inc.                COMMON STOCKS   059692103      463     19,268  SH         Sole               19,268
CBL & ASSOCIATES PROPERTIES      COMMON STOCKS   124830100      625     14,734  SH         Sole                9,034           5,700
                                                                 85      2,000  SH         Defined             2,000
CHEVRON CORPORATION              COMMON STOCKS   166764100    1,243     21,433  SH         Sole               17,249           4,184
                                                                233      4,020  SH         Defined             1,600           2,420
CISCO SYSTEMS, INC.              COMMON STOCKS   17275R102      736     33,952  SH         Sole               31,042           2,910
                                                                240     11,079  SH         Defined             5,774           5,305
CITIGROUP                        COMMON STOCKS   172967101      349      7,387  SH         Sole                4,535           2,852
                                                                162      3,427  SH         Defined             1,841           1,586
COCA-COLA                        COMMON STOCKS   191216100    1,327     31,701  SH         Sole               15,962          15,739
                                                                174      4,150  SH         Defined             4,000             150
CONAGRA FOODS INC.               COMMON STOCKS   205887102      611     28,450  SH         Sole               24,400           4,050
                                                                103      4,800  SH         Defined             1,800           3,000
CONOCOPHILLIPS                   COMMON STOCKS   20825c104    1,732     27,425  SH         Sole               24,996           2,429
                                                                 63      1,000  SH         Defined               300             700
COVAD COMMUNICATIONS GROUP       COMMON STOCKS   222814204       11      5,544  SH         Sole                5,500              44
                                                                  6      3,000  SH         Defined                             3,000
CVS CORP. DELAWARE               COMMON STOCKS   126650100      750     25,100  SH         Sole               18,000           7,100
                                                                 18        600  SH         Defined               600
Capital One Financial            COMMON STOCKS   14040H105      560      6,950  SH         Sole                6,300             650
                                                                 36        450  SH         Defined               200             250
Colonial Bancgroup Inc.          COMMON STOCKS   195493309      200      8,000  SH         Sole                3,000           5,000
Cousins Pptys Inc. Com           COMMON STOCKS   222795106      231      6,900  SH         Sole                5,100           1,800
                                                                 30        900  SH         Defined               900
DUKE ENERGY CORP.                COMMON STOCKS   26441C105    1,330     45,636  SH         Sole               33,049          12,587
                                                                 49      1,700  SH         Defined               650           1,050
ELI LILLY & CO.                  COMMON STOCKS   532457108      156      2,817  SH         Sole                2,567             250
                                                                 59      1,070  SH         Defined             1,070
EMC CORP                         COMMON STOCKS   268648102      617     45,262  SH         Sole               34,862          10,400
                                                                105      7,745  SH         Defined             5,495           2,250
ESTEE LAUDER                     COMMON STOCKS   518439104      199      5,350  SH         Sole                4,600             750
EXXON MOBIL CORP                 COMMON STOCKS   30231g102    1,967     32,310  SH         Sole               27,776           4,534
                                                                694     11,415  SH         Defined             9,815           1,600
GENERAL ELECTRIC                 COMMON STOCKS   369604103    4,622    132,882  SH         Sole              102,288          30,595
                                                              1,796     51,641  SH         Defined            19,200          32,441
GOODRICH, BF                     COMMON STOCKS   382388106      646     14,810  SH         Sole               11,546           3,264
                                                                  9        200  SH         Defined               200
Genuine Parts                    COMMON STOCKS   372460105      164      3,740  SH         Sole                1,567           2,173
                                                                 75      1,708  SH         Defined                             1,708
HOME DEPOT                       COMMON STOCKS   437076102    2,735     64,659  SH         Sole               53,053          11,606
                                                                249      5,877  SH         Defined             4,015           1,862
HONEYWELL INTERNATIONAL INC      COMMON STOCKS   438516106    1,257     29,400  SH         Sole               23,750           5,650
Harris Corp.                     COMMON STOCKS   413875105    1,113     23,536  SH         Sole               21,268           2,268
INT'L BUSINESS MACHINES          COMMON STOCKS   459200101      221      2,685  SH         Sole                2,135             550
                                                                104      1,258  SH         Defined             1,258
INTEL CORP                       COMMON STOCKS   458140100      624     32,085  SH         Sole               21,025           5,570
                                                                 68      3,482  SH         Defined             2,200           1,282
INTERNATIONAL PAPER              COMMON STOCKS   460146103      998     28,875  SH         Sole               26,515           7,850
                                                                 27        800  SH         Defined               400             400
J P MORGAN CHASE                 COMMON STOCKS   46625h100    1,055     25,336  SH         Sole               19,706           5,630
                                                                279      6,705  SH         Defined             4,480           2,225
JEFFERSON PILOT CORPXXXSBMT St   COMMON STOCKS   475070108      305      5,450  SH         Sole                3,800           1,650
JOHNSON & JOHNSON                COMMON STOCKS   478160104    1,762     29,755  SH         Sole               27,187           2,568
                                                                117      1,980  SH         Defined             1,630             350
KERR MCGEE                       COMMON STOCKS   492386107      815      8,535  SH         Sole                5,942           2,593
                                                                 13        133  SH         Defined               133
KOHLS CORP COM                   COMMON STOCKS   500255104      633     11,940  SH         Sole               10,540           1,400
                                                                 16        300  SH         Defined                               300
Kinder Morgan Energy Partners    COMMON STOCKS   494550106      443      9,200  SH         Sole                6,800           2,400
L-3 COMMUNICATIONS HLDGS INC.    COMMON STOCKS   502424104    1,329     15,492  SH         Sole               13,425           2,067
                                                                 94      1,100  SH         Defined               700             400
MAIN STREET BANKS INC.           COMMON STOCKS   56034r102       32      1,250  SH         Sole                1,250
                                                                362     13,984  SH         Defined            13,984
MEDTRONIC, INC.                  COMMON STOCKS   585055106      882     17,375  SH         Sole               15,950           1,425
                                                                 91      1,800  SH         Defined             1,000             800
MERCK                            COMMON STOCKS   589331107      147      4,180  SH         Sole                3,618             562
                                                                 42      1,203  SH         Defined             1,203
MERRILL LYNCH                    COMMON STOCKS   590188108    1,293     16,416  SH         Sole               13,916           2,500
                                                                 82      1,050  SH         Defined               200             850
Microsoft                        COM             594918104      325     11,931  SH         Sole               11,507             424
                                                                 44      1,600  SH         Defined               100           1,500
Mission Oaks Bancorp             COM             605103100      132     12,000  SH         Sole               12,000
Morgan Stanley Group Com         COMMON STOCKS   617446109      289      4,597  SH         Sole                                4,597
NOKIA CORP                       COMMON STOCKS   654902204      162      7,800  SH         Sole                6,800           1,000
                                                                 83      4,000  SH         Defined             2,000           2,000
Oxford Inds                      COMMON STOCKS   691497309    3,425     66,984  SH         Sole               48,604          18,380
PEPSICO                          COMMON STOCKS   713448108    2,156     37,309  SH         Sole               32,409           4,900
                                                                116      2,015  SH         Defined             1,452             563
PFIZER                           COMMON STOCKS   717081103    1,142    445,812  SH         Sole               26,749          19,063
                                                                368     14,759  SH         Defined             5,365           9,394
PLUM CREEK TIMBER                COMMON STOCKS   729251108      628     17,005  SH         Sole               13,248           3,757
                                                                 18        500  SH         Defined               500
PROCTER & GAMBLE                 COMMON STOCKS   742718109    1,377     23,887  SH         Sole               16,550           7,337
                                                                 12        200  SH         Defined                               200
Raptor Networks Tech             COM             75382A107       37     50,000  SH         Sole               50,000
Standard & Poors Depositary Re   COM             78462f103      193      1,487  SH         Sole                1,487
                                                                 26        200  SH         Defined                               200
Post Properties                  COMMON STOCKS   737464107      200      4,505  SH         Sole                3,205           1,300
Royal Dutch Shell Plc            COMMON STOCKS   780259206      246      3,958  SH         Defined             2,238           1,720
SUNTRUST BANKS                   COMMON STOCKS   867914103    1,195     16,420  SH         Sole               10,594           5,826
                                                                249      3,424  SH         Defined             2,524             900
SYSCO CORP                       COMMON STOCKS   871829107      764     23,835  SH         Sole               19,735           4,100
                                                                  8        250  SH         Defined               250
Southern Company                 COMMON STOCKS   842587107      298      9,102  SH         Sole                3,792           5,310
                                                                105      3,200  SH         Defined             1,800           1,400
TEPPCO PARTNERS                  COMMON STOCKS   872384102      347      9,550  SH         Sole                7,150           2,400
                                                                 29        800  SH         Defined               800
TYCO INTERNATIONAL               COMMON STOCKS   902124106      814     30,275  SH         Sole               27,775           2,500
                                                                174      6,489  SH         Defined             3,175           3,314
VERIZON                          COMMON STOCKS   92343v104      948     27,838  SH         Sole               23,432           4,406
                                                                 27        800  SH         Defined               300             500
VULCAN MATERIALS CO              COMMON STOCKS   929160109      594      6,850  SH         Sole                6,500             350
WACHOVIA CORP                    COMMON STOCKS   929903102    2,320     41,398  SH         Sole               25,127          16,270
                                                                833     14,854  SH         Defined             4,480          10,374
WAL-MART STORES                  COMMON STOCKS   931142103      994     21,042  SH         Sole               19,442           1,600
                                                                962     20,369  SH         Defined            18,669           1,700
WYETH                            COMMON STOCKS   983024100      963     19,840  SH         Sole               11,090           8,750
                                                                284      5,850  SH         Defined             5,060             790
Washington Mutual Savings Bank   COMMON STOCKS   939322103      224      5,251  SH         Sole                5,151             100
ABN AMRO Cap Fdg Tr VII 6.08%                    00372q201      411     17,175  SH         Sole               17,175
                                                                 23        950  SH         Defined               950
FNMA 5.81% Callable 4/6/06                       313586885      358      7,300  SH         Sole                7,300
Goldman Sachs GP Callable 4/25                   38143Y665      259     10,000  SH         Sole               10,000
HSBC Finance Corp 6.36% C/6/14                   40429c607      387     15,200  SH         Sole               15,200
HSBC Holdings 6.2% C/12/16/10                    404280604      312     12,700  SH         Sole               12,100             600
                                                                 15        600  SH         Defined               500             100
HSBC USA INC C/4/7/10 4.25438%                   40428H805      257     10,000  SH         Sole               10,000
Merrill Lynch & Co 4.51 C/11/2                   59021S638      254     10,000  SH         Sole               10,000
Merrill Lynch & Co. 4.61 C/11/                   59021s703      255     10,000  SH         Sole               10,000
Royal Bk of Scot Grp 6.35% C/6                   780097770      274     10,900  SH         Sole               10,900
                                                                 13        500  SH         Defined               400             100
Royal Bk of Scot Grp Plc 6.4%                    780097796      288     11,465  SH         Sole               11,065             400
                                                                 43      1,700  SH         Defined             1,700
Oculus Innovative Sciences Inc                   3250           250     55,556  SH         Sole               55,556
